Segment reporting	3 Months Ended
Jun. 30, 2019
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2 Segment reporting

Overview and changes in Corporate Center segment reporting

UBS AG’s businesses are organized globally into four business divisions: Global Wealth Management, Personal & Corporate Banking, Asset Management and the Investment Bank. All four business divisions are supported by Corporate Center and qualify as reportable segments for the purpose of segment reporting. Together with Corporate Center they reflect the management structure of UBS AG.

  Refer to “Note 1a Significant accounting policies item 2” and “Note 2 Segment reporting” in the “Consolidated financial statements” section of the Annual Report 2018 for more information on UBS AG’s reporting segments

As a consequence of a substantial reduction in the size and resource consumption of the Non-core and Legacy Portfolio and following the changes to UBS AG’s methodology for allocating funding costs and expenses from Corporate Center – Services and Corporate Center – Group Asset and Liability Management to the business divisions, beginning with the first quarter 2019 report, UBS AG provides results for total Corporate Center only and does not separately report Corporate Center – Services, Group Asset and Liability Management and Non-core and Legacy Portfolio.

Changes in Corporate Center cost and resource allocation to business divisions

In order to further align UBS AG and divisional performance, UBS AG has adjusted its methodology for the allocation of Corporate Center funding costs and expenses to the business divisions. At the same time, it has updated its funds transfer pricing framework to better reflect the sources and usage of funding. Prior-period information for the six months ended 30 June 2018 has been restated, resulting in a decrease in Operating profit / (loss) before tax for Global Wealth Management of USD 184 million, for Personal & Corporate Banking of USD 62 million, for Asset Management of USD 13 million and for the Investment Bank of USD 91 million, with a corresponding increase for Corporate Center of USD 350 million.

Additionally, UBS AG has increased the allocation of balance sheet resources from Corporate Center to the business divisions, predominantly from high-quality liquid assets and certain other assets centrally managed on behalf of the business divisions. Prior-period information for the fourth quarter of 2018 has been restated, resulting in an increase of Total assets in Global Wealth Management of USD 114 billion, in Personal & Corporate Banking of USD 62 billion, in Asset Management of USD 4 billion and in the Investment Bank of USD 44 billion, with a corresponding decrease of assets in Corporate Center of USD 223 billion.

These changes had no effect on the reported results or financial position of UBS AG.

Upon adoption of IFRS 16, Leases, as of 1 January 2019, UBS AG additionally allocated approximately USD 3.4 billion of newly recognized right-of-use assets and finance lease receivables to the business divisions.

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS AG

For the six months ended 30 June 2019[1]
Net interest income	1,975	995	(13)	(404)	(449)	2,104
Non-interest income	6,090	921	934	4,266	693	12,904
Income	8,065	1,916	921	3,862	244	15,007
Credit loss (expense) / recovery	(4)	1	0	(24)	(6)	(33)
Total operating income	8,061	1,917	921	3,838	238	14,975
Personnel expenses	3,804	442	363	1,492	939	7,040
General and administrative expenses	555	108	94	322	2,950	4,030
Services (to) / from CC and other BDs	1,967	582	237	1,410	(4,195)	0
of which: services from Corporate Center	1,886	639	259	1,437	(4,220)	0
Depreciation and impairment of property, equipment and software	3	7	0	4	748	761
Amortization and impairment of intangible assets	28	0	0	4	2	33
Total operating expenses	6,356	1,139	694	3,231	444	11,864
Operating profit / (loss) before tax	1,704	778	227	606	(205)	3,110
Tax expense / (benefit)						736
Net profit / (loss)						2,374

As of 30 June 2019
Total assets	320,912	201,778	31,172	316,941	97,842	968,645
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS AG

For the six months ended 30 June 2018[1]
Net interest income[2]	2,063	1,017	(15)	(120)	(341)	2,604
Non-interest income[2]	6,507	930	942	4,717	387	13,484
Income	8,570	1,947	927	4,597	47	16,088
Credit loss (expense) / recovery	3	(36)	0	(21)	0	(54)
Total operating income	8,572	1,911	927	4,576	47	16,033
Personnel expenses	3,896	409	368	1,727	933	7,332
General and administrative expenses	634	122	102	336	3,509	4,703
Services (to) / from CC and other BDs	1,973	618	254	1,426	(4,271)	0
of which: services from Corporate Center	1,910	675	276	1,445	(4,306)	0
Depreciation and impairment of property, equipment and software	2	7	1	4	476	489
Amortization and impairment of intangible assets	26	0	1	5	1	33
Total operating expenses	6,531	1,155	725	3,498	648	12,557
Operating profit / (loss) before tax	2,042	756	202	1,078	(601)	3,476
Tax expense / (benefit)						781
Net profit / (loss)						2,695

As of 31 December 2018
Total assets	313,737	200,767	28,140	302,434	112,977	958,055
1 Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019. 2 Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1 for more information.